Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible asset amortization expense				$ 88,800,000	$ 91,200,000	$ 73,900,000
Future amortization expense, in 2019	$ 87,100,000			87,100,000
Future amortization expense, in 2020	84,700,000			84,700,000
Future amortization expense, in 2021	83,500,000			83,500,000
Future amortization expense, in 2022	81,200,000			81,200,000
Future amortization expense, in 2023	80,000,000			80,000,000
Impairment of goodwill	0	$ 0	$ 0
Goodwill	2,184,336,000	2,196,058,000	$ 2,052,728,000	2,184,336,000	2,196,058,000	$ 2,052,728,000
Finite-lived intangible assets	828,504,000	$ 914,646,000		$ 828,504,000	$ 914,646,000
Rebar Fabrication [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Percentage of fair value exceeded carrying value				8.00%
Goodwill	353,000,000			$ 353,000,000
Finite-lived intangible assets	$ 76,700,000			$ 76,700,000
Minimum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life				5 years
Maximum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life				22 years